Description of Organization, Business Operations and Basis of Presentation - Additional Information (Detail) - USD ($)			3 Months Ended			9 Months Ended
	Mar. 09, 2021	Jan. 22, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Jan. 13, 2021
Gross proceeds from units issued	$ 253,765,980					$ 253,765,980
Proceeds from warrants issued						$ 7,650,320
Stock issued, transaction costs	14,386,571
Underwriting fees	5,075,320
Deferred underwriting fees	8,881,809	$ 100,000
Other offering costs	429,442
Shares issued, price per share			$ 10.00			$ 10.00
Percentage Of Assets Held in Trust Account		80.00%	80.00%			80.00%
Percent Of Shares Restricted For Redemption		15.00%	15.00%			15.00%
Minimum Net Tangible Assets Required For Business Combination		$ 5,000,001	$ 5,000,001			$ 5,000,001
Percent of Shares Redeemable		100.00%	100.00%			100.00%
Interest On Dissolution Expenses		$ 100,000				$ 100,000
Common stock par value per share		$ 0.0001
Aggregate merger consideration						1,500,000
Business acquisition equity value						10.00
Due to Related Parties, Current			$ 300,000			300,000
Cash		$ 0	119,603			119,603	$ 0
Offering costs paid by Sponsor in exchange for issuance of founder shares		$ 25,000				25,000
Working capital			1,231,127			1,231,127
Period to complete business combination from closing of initial public offering		24 months
cash used in operating activities		$ 0				2,050,955
Net loss		$ 604	2,676,840	$ 3,478,664	$ 1,650,406	7,805,910
interest earned on marketable securities held in the Trust Account			3,266			16,166
Changes in fair value of warrant liability			1,360,659			3,819,820
Transaction costs allocated to warrant liabilities			0			600,571
Changes in operating assets and liabilities						$ 1,350,730
Term of restricted investments						185 days
Marketable securities held in the trust account			$ 253,782,146			$ 253,782,146
Dave Inc [Member]
Aggregate merger consideration						$ 3,500,000,000
Business acquisition share value per share			$ 10.00			$ 10.00
Chief Financial Officer [Member] | Dave Inc [Member]
Business acquisition share value per share			1.50			1.50
Class A [Member]
Common stock par value per share		$ 0.0001	$ 0.0001			$ 0.0001
Net loss			$ 2,141,472			$ 5,990,311
Trust Account member [Member]
Share Price		$ 10.00	$ 10.00			$ 10.00
Minimum [Member]
Equity Method Investment, Ownership Percentage		50.00%	50.00%			50.00%
Share Price		$ 10.00	$ 10.00			$ 10.00
Minimum [Member] | Trust Account member [Member]
Share Price		$ 10.00	10.00			$ 10.00
IPO [Member]
Number of units issued	25,376,598
Gross proceeds from units issued	$ 253,765,980
Shares issued, price per share	$ 10.00
Private Placement Warrants [Member]
Number of warrants issued	5,100,214
Number of warrants issued, price per share	$ 1.50
Proceeds from warrants issued	$ 7,650,321
Private Placement Warrants [Member] | Sponsor [Member]
Number of warrants issued		4,716,667
Number of warrants issued, price per share		$ 1.50
Over-Allotment Option [Member]
Number of units issued	$ 2,876,598
Proposed Public Offering [Member]
Number of units issued		$ 22,500,000				$ 25,376,598
Shares issued, price per share		$ 10.00	$ 10.00			$ 10.00
Proposed Public Offering Including Over Allotment Option [Member]
Number of units issued		$ 25,875,000				$ 2,876,598
Private Placement Includes Over Allotment Option [Member] | Sponsor [Member]
Number of warrants issued		5,166,667